Note 12 - Trade and Other Receivables (Details Textual) $ in Millions		1 Months Ended			12 Months Ended
	Apr. 21, 2022 USD ($)	Feb. 28, 2023 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Aug. 31, 2022 USD ($) QuarterlyInstallment
Trade and other receivables [line items]
Dividend payables							$ 70.4	$ 70.4		$ 36.0	$ 71.3
OPay Limited [member]
Trade and other receivables [line items]
Number of instruments or interests issued or issuable		58,785,744
Fair value of instruments or interests issued or issuable		$ 77.4			$ 1.1
Percentage of net deduction of value to reflect various scenarios of impacts related to the provisions		6.00%
Net deduction of value to reflect various scenarios of impacts related to the provisions		$ 4.9
Gain on settlement of instruments					1.1
Star X [member]
Trade and other receivables [line items]
Proportion of ownership interest in associate	19.40%		19.40%
Disposal group held for sale, consideration to be received	$ 83.5		$ 83.5
Proceeds from sales of interests in associates	$ 28.4		$ 28.4
Disposal group, deferred payments, interest rate	3.50%		3.50%
Dividend payables						$ 33.0			$ 25.1
Nanobank [member]
Trade and other receivables [line items]
Proportion of ownership interest in associate				42.40%
Disposal group held for sale, consideration to be received				$ 127.1								$ 131.7
Current assets or disposal groups classified as held for sale				$ 120.3	37.9
Disposal group held for sale, consideration to be received, number of quarterly installments				8								16
Disposal group held for sale, consideration to be received, term (Year)				2 years
Net receivables from sale of investments					$ 76.3
Nanobank [member] | Discount rate, measurement input [member]
Trade and other receivables [line items]
Measurement input					0.08